Interim Condensed Consolidated Statements of Capital Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Shares to be Issued [Member]	Accumulated Deficit [Member]	Accumulated other comprehensive income (loss)[Member]	Total
Beginning Balance at Jan. 22, 2013	$ 0
Beginning Balance (Shares) at Jan. 22, 2013	0
Shares issued for cash, intellectual property and services	$ 8,510,000					$ 8,510,000
Shares issued for cash, intellectual property and services (Shares)	32,070,052
Net loss for the period				$ (8,517,850)		(8,517,850)
Ending Balance at Mar. 31, 2013	$ 8,510,000			(8,517,850)		(7,850)
Ending Balance (Shares) at Mar. 31, 2013	32,070,052
Share issuance cost						0
Stock-based compensation on 654,481 options granted		$ 173,873				173,873
Stock-based compensation on 2,300,000 options granted		560,082				560,082
Stock-based compensation on 275,550 options granted		73,202				73,202
Net loss for the period				(1,067,284)		(1,067,284)
Ending Balance at Mar. 31, 2014	$ 8,510,000	807,157		(9,585,134)		(267,977)
Ending Balance (Shares) at Mar. 31, 2014	32,070,052
Issuance of common stock for private placement	$ 6,437,041	578,961				7,016,002
Issuance of common stock for private placement (Shares)	15,240,000
Share issuance cost	$ (447,515)	67,709				(379,806)
Stock-based compensation on 2,300,000 options granted		50,303				50,303
Shares issued to consultant for option exercise 1	$ 717					717
Shares issued to consultant for option exercise 1 (Shares)	2,300,000
Shares issued to consultant for option exercise 2	$ 290					290
Shares issued to consultant for option exercise 2 (Shares)	930,031
Fair value of options allocated to share capital on exercise of options	$ 857,460	(857,460)
Recapitalization of Helius Medical Technologies, Inc.		162,890				162,890
Recapitalization of Helius Medical Technologies, Inc. (Shares)	10,000,000
Conversion of debenture	$ 1,000,100					1,000,100
Conversion of debenture (Shares)	2,564,705
Beneficial conversion feature		176,488				176,488
Stock-based compensation on 3,370,000 options granted		1,227,724				1,227,724
Stock-based compensation on 400,000 options granted		135,564				135,564
Stock-based compensation on 100,000 options granted 1		74,190				74,190
Stock-based compensation on 100,000 options granted 2		43,229				43,229
Stock-based compensation on 100,000 options granted 3		41,987				41,987
Fair value of non-employee vested options reallocated to derivative liability		(74,190)				(74,190)
Private placement proceeds			$ 39,545			39,545
Net loss for the period				(9,838,317)		(9,838,317)
Translation adjustments					$ (971,640)	(971,640)
Ending Balance at Mar. 31, 2015	$ 16,358,093	2,434,552	39,545	(19,423,451)	(971,640)	(1,562,901)
Ending Balance (Shares) at Mar. 31, 2015	63,104,788
Exercise of finders warrants	$ 11,926					11,926
Exercise of finders warrants (Shares)	14,400
Issuance of common stock for private placement	$ 1,465,524					1,465,524
Issuance of common stock for private placement (Shares)	849,273
Issuance of common stock for private placement 2	$ 585,702		$ (39,545)			546,157
Issuance of common stock for private placement 2 (Shares)	335,463
Issuance of common stock for private placement 3	$ 233,806					233,806
Issuance of common stock for private placement 3 (Shares)	125,756
Stock option exercise	$ 42,500					42,500
Stock option exercise (Shares)	94,640
Fair value of options exercised	$ 20,454	(20,454)
Issuance of common stock as bonus shares	$ 23,959					23,959
Issuance of common stock as bonus shares (Shares)	30,000
Issuance of common stock for convertible note	$ 1,525,000					1,525,000
Issuance of common stock for convertible note (Shares)	2,083,333
Share issuance cost	$ (141,100)					(141,100)
Stock-based compensation on 3,370,000 options granted		(84,550)				(84,550)
Stock-based compensation on 400,000 options granted		167,417				167,417
Stock-based compensation on 100,000 options granted 1		28,681				28,681
Stock-based compensation on 100,000 options granted 2		28,440				28,440
Stock-based compensation on 50,000 options granted		6,880				6,880
Stock-based compensation on 750,000 options granted		66,625				66,625
Stock-based compensation on 950,000 options granted		206,461				206,461
Stock-based compensation on 100,000 options granted 3		12,032				12,032
Fair value of non-employee vested options reallocated to derivative liability		(690,885)				(690,885)
Net loss for the period				(3,051,492)		(3,051,492)
Translation adjustments					(890,689)	(890,689)
Ending Balance at Dec. 31, 2015	$ 20,125,864	$ 2,155,199		$ (22,474,943)	$ (1,862,329)	$ (2,056,209)
Ending Balance (Shares) at Dec. 31, 2015	66,637,653